Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	$ 863	$ 786		$ 1,352
Right-of-use assets	1,489	1,462	$ 2,281	2,050	$ 1,044
Intangible assets	10,763	12,977		266	695
Goodwill	1,836	1,836		1,501
Long-term deferred platform commission fees	83,197	94,682		116,533
Deferred tax asset	59	108		25
Loans receivable - non-current		3,317
Other non-current investments	18,533	17,903
Other non-current assets	107	107		107
Total non-current assets	116,847	133,178		121,834
Current assets
Indemnification asset	2,512	2,512
Trade and other receivables	41,125	45,372		45,087
Loans receivable		517		123
Other investments	69,308	50,365
Prepaid tax	3,305	3,326		3,137
Cash	68,581	86,774		142,802	84,557	$ 17,565
Total current assets	185,309	188,866		191,149
Total assets	302,156	322,044		312,983
Equity
Additional paid-in capital	24,000	23,685		25,879
Share-based payments reserve	144,608	144,240		140,489
Translation reserve	4,474	3,493		37
Accumulated deficit	(308,851)	(320,194)		(327,497)
Equity attributable to equity holders of the Company	(135,769)	(148,776)		(161,092)
Non-controlling interest				44
Total equity	(135,769)	(148,776)	(105,198)	(161,048)	$ (101,908)	$ (48,570)
Non-current liabilities
Lease liabilities - non-current	110	444	417	1,103
Long-term deferred revenue	100,549	96,887		128,074
Share warrant obligation	2,430	13,035		22,029
Put option liability	6,685	27,475
Other non-current liabilities	70	577
Total non-current liabilities	109,844	138,418		151,206
Current liabilities
Lease liabilities - current	771	743	$ 1,551	831
Trade and other payables	28,253	30,521		26,573
Provisions for non-income tax risks	1,336	1,336
Tax liability	4,637	4,250		814
Deferred revenue	271,524	295,552		294,607
Total current liabilities	328,081	332,402		322,825
Total liabilities	437,925	470,820		474,031
Total liabilities and shareholders' equity	$ 302,156	$ 322,044		$ 312,983